RELATED PARTY TRANSACTIONS - Private Placement (Details) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended
	Jan. 12, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds received from private placement				$ 10,050,000
Exercise price of warrants			$ 11.50	$ 11.50
Loss on excess of fair value over cash received for Private Placement warrants			$ 0	$ 737,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	6,700,000
Price of warrant	$ 1.50
Proceeds received from private placement	$ 10,100,000
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Private Placement Warrants | Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		6,700,000	6,700,000	6,700,000
Price of warrant		$ 1.50	$ 1.50	$ 1.50
Proceeds received from private placement		$ 10,100,000		$ 10,100,000
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50